UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

Elfun Diversified Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Domestic Equity—31.9%†	Number of Shares	Fair Value
Common Stock—31.9%
Aerospace & Defense—0.8%
General Dynamics Corp.	5,703	$884,877
Hexcel Corp.	12,225	541,568
The Boeing Co.	2,277	299,972
		1,726,417
Agricultural Products—0.1%
Archer-Daniels-Midland Co.	5,745	242,267
Air Freight & Logistics—0.1%
United Parcel Service Inc., Class B	2,310	252,622
Airlines—0.4%
Delta Air Lines Inc.	20,906	822,860
Apparel, Accessories & Luxury Goods—0.3%
Ralph Lauren Corp.	2,368	239,500
VF Corp.	5,129	287,480
		526,980
Application Software—0.4%
Intuit Inc.	4,909	540,039
salesforce.com Inc.	2,888	206,001	(a)
		746,040
Asset Management & Custody Banks—0.5%
Ameriprise Financial Inc.	6,784	676,840
Invesco Ltd.	9,474	296,252
		973,092
Automobile Manufacturers—0.1%
Ford Motor Co.	17,128	206,735
Automotive Retail—0.1%
Advance Auto Parts Inc.	1,991	296,898
Biotechnology—1.8%
Alexion Pharmaceuticals Inc.	3,639	445,923	(a)
Amgen Inc.	10,477	1,747,669
Gilead Sciences Inc.	14,808	1,171,609
Vertex Pharmaceuticals Inc.	3,292	287,095	(a)
		3,652,296
Cable & Satellite—1.7%
Charter Communications Inc., Class A	4,853	1,310,164	(a)
Comcast Corp., Class A	15,946	1,057,858
Liberty Global PLC, Class C	22,525	744,226	(a)
Sirius XM Holdings Inc.	92,410	385,350	(a)
		3,497,598
Communications Equipment—0.8%
Cisco Systems Inc.	49,141	1,558,752
Consumer Finance—0.5%
Discover Financial Services	19,492	1,102,273
Data Processing & Outsourced Services—0.7%
PayPal Holdings Inc.	11,840	485,085	(a)
Visa Inc., Class A	12,706	1,050,786
		1,535,871

Diversified Banks—2.2%
Bank of America Corp.	68,803	1,076,767
Citigroup Inc.	28,085	1,326,455
JPMorgan Chase & Co.	13,841	921,672
Wells Fargo & Co.	25,708	1,138,350
		4,463,244
Drug Retail—0.1%
CVS Health Corp.	1,222	108,746
Electric Utilities—0.3%
Exelon Corp.	4,147	138,054
NextEra Energy Inc.	4,088	500,044
		638,098
Financial Exchanges & Data—0.9%
CME Group Inc.	8,490	887,375
S&P Global Inc.	7,219	913,636
		1,801,011
General Merchandise Stores—0.2%
Dollar General Corp.	4,962	347,290
Gold—0.1%
Newmont Mining Corp.	7,554	296,797
Healthcare Equipment—0.9%
Abbott Laboratories	9,818	415,203
Boston Scientific Corp.	41,902	997,268	(a)
Stryker Corp.	2,947	343,060
		1,755,531
Healthcare Supplies—0.2%
The Cooper Companies Inc.	2,368	424,488
Home Improvement Retail—0.5%
Lowe’s Companies Inc.	12,974	936,853
Hotels, Resorts & Cruise Lines—0.1%
Hilton Worldwide Holdings Inc.	10,856	248,928
Household Products—0.1%
The Procter & Gamble Co.	1,319	118,380
Housewares & Specialties—0.5%
Newell Brands Inc.	17,952	945,352
Hypermarkets & Super Centers—0.2%
Wal-Mart Stores Inc.	5,054	364,494
Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	22,035	278,522	(a)
Industrial Conglomerates—0.2%
Honeywell International Inc.	3,266	380,783
Industrial Gases—0.1%
Air Products & Chemicals Inc.	1,161	174,545
Industrial Machinery—0.5%
Ingersoll-Rand PLC	16,043	1,089,961
Integrated Oil & Gas—1.5%
Chevron Corp.	10,503	1,080,969
Exxon Mobil Corp.	13,847	1,208,566
Occidental Petroleum Corp.	12,141	885,322
		3,174,857
Internet & Direct Marketing Retail—0.5%
Amazon.com Inc.	1,328	1,111,948	(a)
Internet Software & Services—1.6%
Alphabet Inc., Class A	1,189	956,027	(a)
Alphabet Inc., Class C	1,444	1,122,407	(a)
Facebook Inc., Class A	7,220	926,109	(a)
LinkedIn Corp., Class A	1,154	220,553	(a)
		3,225,096

Investment Banking & Brokerage—0.4%
The Charles Schwab Corp.	25,124	793,165
Movies & Entertainment—0.8%
The Walt Disney Co.	5,892	547,131
Time Warner Inc.	13,364	1,063,908
		1,611,039
Multi-Line Insurance—0.4%
American International Group Inc.	5,198	308,449
The Hartford Financial Services Group Inc.	9,898	423,833
		732,282
Multi-Utilities—0.5%
Dominion Resources Inc.	1,357	100,784
Sempra Energy	9,398	1,007,372
		1,108,156
Oil & Gas Equipment & Services—0.3%
Schlumberger Ltd.	9,166	720,814
Oil & Gas Exploration & Production—1.0%
Concho Resources Inc.	1,339	183,912	(a)
ConocoPhillips	15,809	687,217
Hess Corp.	15,217	815,936
Noble Energy Inc.	8,868	316,942
		2,004,007
Packaged Foods & Meats—0.4%
Mondelez International Inc., Class A	20,073	881,205
Paper Packaging—0.1%
Packaging Corporation of America	1,559	126,684
Pharmaceuticals—3.0%
Allergan PLC	9,695	2,232,855	(a)
Johnson & Johnson	13,334	1,575,145
Merck & Company Inc.	23,536	1,468,882
Pfizer Inc.	27,434	929,190
		6,206,072
Research & Consulting Services—0.4%
Nielsen Holdings PLC	16,069	860,816
Semiconductor Equipment—0.6%
Applied Materials Inc.	40,782	1,229,577
Semiconductors—0.9%
QUALCOMM Inc.	27,947	1,914,369
Soft Drinks—0.7%
PepsiCo Inc.	14,096	1,533,222
Specialized REITs—0.6%
American Tower Corp.	11,664	1,321,881
Specialty Chemicals—0.0% *
PPG Industries Inc.	945	97,675
Systems Software—0.7%
Microsoft Corp.	16,171	931,449
Oracle Corp.	14,763	579,891
		1,511,340
Technology Hardware, Storage & Peripherals—1.6%
Apple Inc.	17,323	1,958,365
Hewlett Packard Enterprise Co.	16,460	374,465
Western Digital Corp.	15,835	925,873
		3,258,703
Trading Companies & Distributors—0.4%
United Rentals Inc.	10,688	838,901	(a)
Total Common Stock (Cost $55,946,397)		65,775,533

Preferred Stock—0.0% *
Diversified Banks—0.0% *
Wells Fargo & Co. 3 month USD LIBOR + 3.09%	2,735	73,161	(b)
Total Preferred Stock (Cost $68,375)		73,161
Total Domestic Equity (Cost $56,014,772)		65,848,694
Foreign Equity—20.4%
Common Stock—20.4%
Advertising—0.2%
WPP PLC	20,266	477,545
Aerospace & Defense—0.4%
Airbus Group SE	6,613	400,122
Zodiac Aerospace	16,538	402,839
		802,961
Application Software—0.3%
SAP SE	6,922	629,472
Asset Management & Custody Banks—0.1%
Brookfield Asset Management Inc., Class A	5,581	195,892
Auto Parts & Equipment—0.7%
Continental AG	2,676	562,814
Delphi Automotive PLC	11,236	801,352
		1,364,166
Automobile Manufacturers—0.5%
Fuji Heavy Industries Ltd.	11,900	441,263
Toyota Motor Corp.	10,330	589,513
		1,030,776
Biotechnology—0.4%
Shire PLC	13,970	906,989
Brewers—0.4%
Anheuser-Busch InBev S.A.	6,169	808,355
Building Products—0.5%
Assa Abloy AB, Class B	28,942	588,812
Geberit AG	1,080	473,935
		1,062,747
Cable & Satellite—0.3%
Naspers Ltd., Class N	3,950	682,274
Communications Equipment—0.3%
Telefonaktiebolaget LM Ericsson, Class B	87,816	634,989
Construction Machinery & Heavy Trucks—0.3%
KION Group AG	5,663	366,698
Komatsu Ltd.	6,300	142,779
		509,477
Construction Materials—0.3%
HeidelbergCement AG	5,483	518,145
Diversified Banks—1.8%
Banco Bilbao Vizcaya Argentaria S.A.	54,542	329,886
Barclays PLC	135,612	295,597
BNP Paribas S.A.	18,402	946,531
Grupo Financiero Banorte SAB de C.V., Class O	28,660	150,738
ICICI Bank Ltd.	152,777	579,167
ING Groep N.V.	39,528	488,193
Intesa Sanpaolo S.p.A.	197,971	439,175
Mitsubishi UFJ Financial Group Inc.	75,200	375,090
Sumitomo Mitsui Financial Group Inc.	4,900	163,551
		3,767,928

Diversified Metals & Mining—0.1%
BHP Billiton PLC	16,771	253,257
Diversified Real Estate Activities—0.6%
Mitsubishi Estate Company Ltd.	29,918	557,796
Mitsui Fudosan Company Ltd.	27,306	575,835
		1,133,631
Diversified Support Services—0.1%
KEPCO Plant Service & Engineering Company Ltd.	1,937	101,656
Electric Utilities—0.3%
Iberdrola S.A.	28,299	192,468
Power Grid Corporation of India Ltd.	178,926	473,786
		666,254
Electrical Components & Equipment—0.7%
Nidec Corp.	10,000	914,630
Schneider Electric SE	8,495	592,467
		1,507,097
Electronic Components—0.2%
Murata Manufacturing Company Ltd.	3,300	424,619
Electronic Equipment & Instruments—0.7%
Hexagon AB, Class B	13,524	591,322
Keyence Corp.	1,127	817,552
		1,408,874
Healthcare Equipment—1.4%
Medtronic PLC	27,005	2,333,232
Smith & Nephew PLC	37,916	612,706
		2,945,938
Healthcare Services—0.3%
Fresenius SE & Company KGaA	7,529	600,822
Home Building—0.2%
Sekisui House Ltd.	27,300	461,268
Household Products—0.1%
Svenska Cellulosa AB SCA, Class B	8,807	261,926
Human Resource & Employment Services—0.1%
Capita PLC	23,262	202,456
Industrial Gases—0.1%
Linde AG	1,629	276,980
Industrial Machinery—0.3%
FANUC Corp.	4,000	671,900
Integrated Oil & Gas—0.6%
Cenovus Energy Inc.	38,066	545,393
Statoil ASA	37,889	634,778
		1,180,171
Internet & Direct Marketing Retail—0.2%
Zalando SE	7,655	319,590	(a)
Internet Software & Services—0.2%
Baidu Inc. ADR	2,022	368,146	(a)
Leisure Products—0.3%
Shimano Inc.	4,400	648,279
Life & Health Insurance—0.5%
AIA Group Ltd.	120,387	800,153
Prudential PLC	17,801	315,983
		1,116,136
Movies & Entertainment—0.2%
Vivendi S.A.	21,881	441,388

Multi-Line Insurance—0.2%
AXA S.A.	21,456	456,686
Oil & Gas Equipment & Services—0.2%
Technip S.A.	4,957	304,549
Oil & Gas Exploration & Production—0.3%
Seven Generations Energy Ltd. Class A	24,259	582,917	(a)
Packaged Foods & Meats—0.6%
Kerry Group PLC, Class A	5,762	480,211
Nestle S.A.	9,357	738,888
		1,219,099
Personal Products—0.4%
Kao Corp.	16,100	904,805
Pharmaceuticals—1.3%
Astellas Pharma Inc.	25,000	388,461
Bayer AG	5,457	548,436
Roche Holding AG	3,806	946,200
Sanofi	9,062	688,837
		2,571,934
Property & Casualty Insurance—0.7%
Chubb Ltd.	5,198	653,129
Insurance Australia Group Ltd.	123,084	515,219
Tokio Marine Holdings Inc.	3,800	143,872
XL Group Ltd.	2,457	82,629
		1,394,849
Railroads—0.1%
East Japan Railway Co.	3,200	286,930
Security & Alarm Services—0.3%
Secom Company Ltd.	7,900	585,723
Semiconductor Equipment—0.4%
ASML Holding N.V.	7,975	875,528
Semiconductors—0.8%
NXP Semiconductors N.V.	10,263	1,046,929	(a)
Taiwan Semiconductor Manufacturing Company Ltd.	111,484	649,083
		1,696,012
Specialty Chemicals—0.5%
Givaudan S.A.	285	581,231
Johnson Matthey PLC	7,944	339,916
		921,147
Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Company Ltd.	323	468,656
Wireless Telecommunication Services—0.7%
SoftBank Group Corp.	10,100	650,493
Vodafone Group PLC	280,379	807,641
		1,458,134
Total Foreign Equity (Cost $40,310,894)		42,109,073

Bonds and Notes—32.1%		Principal Amount	Fair Value
U.S. Treasuries—8.1%
U.S. Treasury Bond
2.25%	08/15/46	$779,400	767,739
U.S. Treasury Notes
0.63%	06/30/18	270,300	269,698	(c)
0.75%	04/30/18 - 08/15/19	2,855,800	2,847,663	(c)
0.88%	10/15/18 - 06/15/19	4,013,600	4,016,179	(c)
1.13%	07/31/21	3,648,000	3,643,013	(c)
1.25%	07/31/23	3,729,000	3,690,837	(c)
1.38%	06/30/23	394,000	393,400	(c)
1.50%	08/15/26	1,108,300	1,098,300	(c)
			16,726,829
Agency Mortgage Backed—7.0%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	3,010	3,305
5.00%	07/01/35 - 06/01/41	210,123	237,516
5.50%	05/01/20 - 04/01/39	53,272	61,431
6.00%	04/01/17 - 11/01/37	131,780	152,909
6.50%	11/01/28 - 07/01/29	6,698	7,704
7.00%	06/01/29 - 08/01/36	21,733	24,427
7.50%	09/01/33	1,209	1,278
8.00%	07/01/26 - 11/01/30	2,296	2,655
8.50%	04/01/30	7,175	8,829
Federal National Mortgage Assoc.
3.00%	02/01/43 - 06/01/43	1,803,906	1,884,644	(c)
3.50%	11/01/42 - 08/01/45	1,218,990	1,290,772	(c)
4.00%	05/01/19 - 03/01/41	185,482	199,663
4.00%	01/01/41 - 03/01/44	1,033,278	1,121,412	(c)
4.50%	05/01/18 - 01/01/41	1,250,172	1,371,015
5.00%	07/01/20 - 06/01/41	356,142	402,470
5.50%	06/01/20 - 01/01/39	226,571	254,845
6.00%	02/01/20 - 08/01/35	163,544	190,086
6.00%	05/01/41	453,181	523,978	(c)
6.50%	08/01/17 - 08/01/36	24,757	28,106
7.00%	04/01/17 - 12/01/33	1,352	1,411
7.50%	12/01/26 - 12/01/33	6,080	6,940
8.00%	06/01/24 - 01/01/33	9,091	9,503
9.00%	12/01/17 - 12/01/22	1,273	1,383
2.50%	TBA	713,245	738,794	(d)
3.00%	TBA	40,000	41,587	(d)
3.00%	TBA	534,934	560,855	(d)
3.50%	TBA	1,479,005	1,560,812	(d)
Federal National Mortgage Assoc. 12 month USD LIBOR + 1.60%
2.72%	04/01/37	520	531	(b)
Government National Mortgage Assoc.
3.50%	05/20/43	444,033	473,387
4.00%	01/20/41 - 04/20/43	512,809	553,015
4.50%	08/15/33 - 03/20/41	240,245	263,569
5.00%	08/15/33	11,553	13,006
6.00%	07/15/33 - 04/15/34	10,029	11,742
6.50%	04/15/28 - 07/15/36	14,944	17,237
7.00%	04/15/28 - 10/15/36	7,127	7,943
7.50%	07/15/23 - 04/15/28	8,565	8,756
8.00%	05/15/30	433	493
8.50%	10/15/17	505	511
9.00%	11/15/16 - 12/15/21	502	551
3.00%	TBA	893,384	936,029	(d)
3.50%	TBA	672,102	713,898	(d)
4.00%	TBA	210,000	225,069	(d)
5.00%	TBA	400,000	445,266	(d)
5.50%	TBA	50,000	56,457	(d)
			14,415,790

Agency Collateralized Mortgage Obligations—0.5%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	53	53	(e,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	190,511	541	(b,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	152,167	8,222	(g)
5.50%	06/15/33	8,848	1,756	(g)
7.50%	07/15/27	8,004	1,016	(g)
8.00%	04/15/20	31	32
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
5.48%	08/15/43	445,686	88,066	(b,g)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
5.58%	06/15/41 - 05/15/46	1,093,295	185,710	(b,g)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
5.68%	10/15/42	327,656	68,408	(b,g)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.08%	08/15/25	66,135	6,384	(b,g)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	338	278	(e,f)
8.00%	02/01/23 - 07/01/24	1,323	242	(g)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
5.43%	08/15/43 - 03/15/44	746,842	160,301	(b,g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	422	412	(e,f)
1.22%	12/25/42	42,916	2,128	(b,g)
5.00%	09/25/40	68,156	7,475	(g)
8.00%	05/25/22	2	23	(g)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.47%	07/25/38 - 08/25/42	1,228,800	261,264	(b,g)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
6.07%	10/25/43	303,809	75,115	(b,g)
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR
6.97%	05/25/18	19,025	709	(b,g)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	23,745	3,709	(g)
5.00%	03/25/38 - 05/25/38	13,227	1,905	(g)
5.50%	12/25/33	4,350	818	(g)
6.00%	01/25/35	11,291	2,286	(g)
7.50%	11/25/23	12,402	2,178	(g)
8.00%	08/25/23 - 07/25/24	2,727	560	(g)
8.50%	03/25/17 - 01/25/18	47	—	(g,**)
8.50%	07/25/22	285	45	(g)
9.00%	05/25/22	323	52	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	87,584	3,742	(g)
5.00%	10/20/37 - 09/20/38	36,002	1,355	(g)
Government National Mortgage Assoc. 6.25% - 1 month USD LIBOR
5.72%	02/20/40	357,027	60,885	(b,g)
Government National Mortgage Assoc. 6.80% - 1 month USD LIBOR
6.27%	01/16/40	96,366	16,323	(b,g)
			961,993

Corporate Notes—13.9%
21st Century Fox America Inc.
3.70%	10/15/25	23,000	24,926
4.95%	10/15/45	9,000	10,228
6.65%	11/15/37	55,000	72,654
ABB Finance USA Inc.
1.63%	05/08/17	76,000	76,162
AbbVie Inc.
1.75%	11/06/17	68,000	68,194
2.00%	11/06/18	57,000	57,581
2.85%	05/14/23	40,000	40,621
3.20%	05/14/26	70,000	70,909
3.60%	05/14/25	36,000	37,651
4.45%	05/14/46	23,000	24,082
4.70%	05/14/45	20,000	21,589
ACCO Brands Corp.
6.75%	04/30/20	97,000	102,335
Actavis Funding SCS
1.30%	06/15/17	110,000	109,907
3.00%	03/12/20	47,000	48,452
3.45%	03/15/22	66,000	69,295
3.80%	03/15/25	94,000	99,540
Aetna Inc.
2.40%	06/15/21	50,000	50,620
3.20%	06/15/26	50,000	50,816
3.50%	11/15/24	59,000	62,374
Aflac Inc.
4.00%	10/15/46	33,000	33,417
Agrium Inc.
4.90%	06/01/43	41,000	43,373
Air Liquide Finance S.A.
2.50%	09/27/26	200,000	201,075	(h)
Alphabet Inc.
2.00%	08/15/26	90,000	88,924
Altria Group Inc.
2.63%	09/16/26	49,000	49,571
2.95%	05/02/23	39,000	40,863
3.88%	09/16/46	30,000	31,229
4.50%	05/02/43	39,000	43,848
American Axle & Manufacturing Inc.
6.25%	03/15/21	52,000	54,210
6.63%	10/15/22	20,000	21,125
American Campus Communities Operating Partnership LP
3.35%	10/01/20	38,000	39,563
4.13%	07/01/24	28,000	29,887
American Electric Power Company Inc.
2.95%	12/15/22	75,000	78,353
American Express Co.
3.63%	12/05/24	46,000	47,940
American Express Credit Corp.
2.60%	09/14/20	94,000	96,740
American International Group Inc.
3.75%	07/10/25	94,000	98,647
4.13%	02/15/24	28,000	30,185
4.50%	07/16/44	19,000	19,401
4.80%	07/10/45	47,000	49,862

American Tower Corp. (REIT)
3.38%	10/15/26	50,000	50,711
3.40%	02/15/19	142,000	147,535
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	19,000	20,140
5.88%	08/20/26	28,000	29,680
Amgen Inc.
2.20%	05/22/19	73,000	74,351
4.56%	06/15/48	35,000	37,192	(h)
Amkor Technology Inc.
6.63%	06/01/21	98,000	100,940
Anadarko Petroleum Corp.
4.85%	03/15/21	5,000	5,387
6.60%	03/15/46	5,000	6,097
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	95,000	98,037
3.65%	02/01/26	110,000	117,797
4.90%	02/01/46	40,000	47,974
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	155,000	158,075
Anthem Inc.
3.30%	01/15/23	50,000	52,416
Apache Corp.
5.10%	09/01/40	30,000	31,183
Apple Inc.
3.25%	02/23/26	46,000	48,924
3.45%	02/09/45	46,000	44,072
3.85%	08/04/46	40,000	40,737
4.65%	02/23/46	25,000	28,923
Aramark Services Inc.
5.13%	01/15/24	47,000	48,880	(h)
5.75%	03/15/20	24,000	24,660
Archer-Daniels-Midland Co.
2.50%	08/11/26	80,000	79,796
Ascension Health
4.85%	11/15/53	65,000	80,535
AstraZeneca PLC
2.38%	11/16/20	33,000	33,939
3.38%	11/16/25	47,000	50,290
4.38%	11/16/45	19,000	21,099
AT&T Inc.
2.45%	06/30/20	93,000	94,789
2.80%	02/17/21	46,000	47,335
3.40%	05/15/25	46,000	47,287
4.45%	04/01/24	72,000	79,177
4.50%	05/15/35	47,000	49,477
4.75%	05/15/46	10,000	10,519
4.80%	06/15/44	37,000	38,932
AutoZone Inc.
3.25%	04/15/25	44,000	45,596
Bank of America Corp.
1.70%	08/25/17	234,000	234,344
2.60%	01/15/19	81,000	82,640
2.63%	04/19/21	152,000	154,429
3.50%	04/19/26	14,000	14,558
3.95%	04/21/25	56,000	58,004
4.00%	01/22/25	44,000	45,626
4.10%	07/24/23	80,000	86,644
4.25%	10/22/26	85,000	89,952

Barclays Bank PLC
2.25%	05/10/17	500,000	503,168	(h)
Barrick Gold Corp.
4.10%	05/01/23	15,000	16,226
Barrick North America Finance LLC
5.70%	05/30/41	10,000	11,484
Baxalta Inc.
2.88%	06/23/20	50,000	51,223
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	49,000	52,063
Berkshire Hathaway Inc.
3.13%	03/15/26	71,000	74,738
4.50%	02/11/43	14,000	16,276
Berry Plastics Corp.
5.13%	07/15/23	60,000	61,012
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	17,000	20,145
Biogen Inc.
2.90%	09/15/20	20,000	20,772
5.20%	09/15/45	3,000	3,537
BMW US Capital LLC
2.00%	04/11/21	70,000	70,788	(h)
2.80%	04/11/26	50,000	51,106	(h)
Boston Scientific Corp.
3.85%	05/15/25	45,000	47,911
BP Capital Markets PLC
1.38%	05/10/18	56,000	55,988
3.12%	05/04/26	50,000	51,355
Brixmor Operating Partnership LP
4.13%	06/15/26	30,000	31,110
Buckeye Partners LP
5.60%	10/15/44	14,000	14,530
Burlington Northern Santa Fe LLC
3.65%	09/01/25	50,000	55,080
CalAtlantic Group Inc.
5.25%	06/01/26	56,000	56,034
Calpine Corp.
5.75%	01/15/25	57,000	56,216
5.88%	01/15/24	129,000	136,256	(h)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	60,000	49,050
Capital One Financial Corp.
4.20%	10/29/25	94,000	98,126
Caterpillar Inc.
4.30%	05/15/44	30,000	33,672
Catholic Health Initiatives
2.60%	08/01/18	30,000	30,574
4.35%	11/01/42	24,000	23,852
CBS Corp.
2.90%	01/15/27	50,000	48,783
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	56,000	59,746	(h)
Celgene Corp.
3.88%	08/15/25	50,000	53,543
5.00%	08/15/45	47,000	53,048

CenturyLink Inc.
5.80%	03/15/22	96,000	98,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	96,000	96,000	(h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	71,000	74,213	(h)
4.91%	07/23/25	71,000	78,383	(h)
6.38%	10/23/35	9,000	10,619	(h)
6.48%	10/23/45	19,000	23,028	(h)
Chevron Corp.
3.19%	06/24/23	47,000	50,078
Chubb INA Holdings Inc.
2.30%	11/03/20	94,000	96,450
3.35%	05/03/26	66,000	70,714
4.35%	11/03/45	20,000	23,179
Cigna Corp.
3.25%	04/15/25	94,000	96,973
Cinemark USA Inc.
4.88%	06/01/23	42,000	42,210
Cisco Systems Inc.
2.50%	09/20/26	50,000	50,578
Citigroup Inc.
1.55%	08/14/17	96,000	96,114
1.75%	05/01/18	228,000	228,322
1.85%	11/24/17	45,000	45,144
2.05%	12/07/18	85,000	85,640
2.70%	03/30/21	102,000	104,278
4.40%	06/10/25	47,000	49,791
4.65%	07/30/45	17,000	19,176
4.75%	05/18/46	50,000	52,687
CMS Energy Corp.
4.88%	03/01/44	47,000	55,288
CNA Financial Corp.
5.88%	08/15/20	60,000	68,146
CNH Industrial N.V.
4.50%	08/15/23	56,000	56,560
Columbia Pipeline Group Inc.
3.30%	06/01/20	30,000	31,095
Comcast Corp.
3.38%	08/15/25	76,000	81,720
4.20%	08/15/34	48,000	53,177
4.60%	08/15/45	45,000	52,107
ConocoPhillips Co.
3.35%	11/15/24	44,000	45,072
5.95%	03/15/46	10,000	12,676
Corp Andina de Fomento
4.38%	06/15/22	121,000	134,219
CSX Corp.
4.50%	08/01/54	29,000	31,455
CVS Health Corp.
3.88%	07/20/25	45,000	49,016
5.13%	07/20/45	54,000	65,838
Daimler Finance North America LLC
2.38%	08/01/18	150,000	152,250	(h)

Dana Financing Luxembourg Sarl
6.50%	06/01/26	56,000	58,688	(h)
Danaher Corp.
4.38%	09/15/45	26,000	30,804
Delphi Automotive PLC
4.40%	10/01/46	25,000	25,482
Deutsche Bank AG
2.85%	05/10/19	50,000	48,764
Deutsche Telekom International Finance BV
1.95%	09/19/21	150,000	149,886	(h)
2.49%	09/19/23	150,000	150,302	(h)
Devon Energy Corp.
5.85%	12/15/25	38,000	43,054
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	253,701	(h)
Diageo Investment Corp.
2.88%	05/11/22	43,000	45,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	100,000	102,833	(h)
4.42%	06/15/21	50,000	52,260	(h)
6.02%	06/15/26	25,000	27,423	(h)
8.35%	07/15/46	20,000	23,958	(h)
DigitalGlobe Inc.
5.25%	02/01/21	81,000	80,392	(h)
Dollar General Corp.
1.88%	04/15/18	95,000	95,553
3.25%	04/15/23	40,000	41,309
4.15%	11/01/25	27,000	29,402
Dominion Resources Inc.
3.63%	12/01/24	45,000	47,547
Duke Energy Corp.
3.75%	09/01/46	30,000	29,173
Duke Energy Progress LLC
4.15%	12/01/44	30,000	32,918
Eastman Chemical Co.
3.60%	08/15/22	43,000	45,630
Ecopetrol S.A.
5.88%	05/28/45	24,000	22,080
Electricite de France S.A.
2.15%	01/22/19	100,000	101,415	(h)
Eli Lilly & Co.
3.70%	03/01/45	10,000	10,781
EMD Finance LLC
3.25%	03/19/25	46,000	47,489	(h)
Emera US Finance LP
2.70%	06/15/21	35,000	35,820	(h)
3.55%	06/15/26	35,000	36,297	(h)
4.75%	06/15/46	10,000	10,747	(h)
Enbridge Energy Partners LP
4.20%	09/15/21	39,000	41,402
Energy Transfer Equity LP
5.88%	01/15/24	157,000	162,887
Energy Transfer Partners LP
4.05%	03/15/25	19,000	18,855
6.50%	02/01/42	36,000	37,623

Entergy Louisiana LLC
3.05%	06/01/31	30,000	30,830
Enterprise Products Operating LLC
3.70%	02/15/26	51,000	52,531
3.95%	02/15/27	80,000	83,744
EOG Resources Inc.
4.15%	01/15/26	85,000	92,893
ERP Operating LP
4.50%	07/01/44	19,000	20,845
Express Scripts Holding Co.
3.40%	03/01/27	35,000	35,222
4.80%	07/15/46	30,000	31,255
Exxon Mobil Corp.
2.22%	03/01/21	100,000	102,190
3.04%	03/01/26	40,000	41,880
4.11%	03/01/46	30,000	33,395
Five Corners Funding Trust
4.42%	11/15/23	200,000	216,079	(h)
Florida Power & Light Co.
4.13%	02/01/42	47,000	52,874
Frontier Communications Corp.
7.13%	03/15/19	91,000	97,597
11.00%	09/15/25	70,000	72,975
General Dynamics Corp.
2.13%	08/15/26	100,000	98,462
General Motors Co.
5.20%	04/01/45	9,000	9,383
General Motors Financial Company Inc.
3.15%	01/15/20	66,000	67,255
3.20%	07/13/20	188,000	192,513
5.25%	03/01/26	50,000	54,756
Georgia-Pacific LLC
3.60%	03/01/25	42,000	44,763	(h)
Gilead Sciences Inc.
1.95%	03/01/22	30,000	30,068
2.50%	09/01/23	50,000	50,401
3.65%	03/01/26	50,000	53,849
4.15%	03/01/47	25,000	25,694
4.80%	04/01/44	26,000	29,087
Halliburton Co.
3.80%	11/15/25	47,000	48,620
5.00%	11/15/45	28,000	30,636
HCA Inc.
4.75%	05/01/23	122,000	127,185
6.50%	02/15/20	98,000	108,535
Hess Corp.
4.30%	04/01/27	70,000	70,578
5.60%	02/15/41	20,000	19,924
5.80%	04/01/47	21,000	21,493
HSBC Holdings PLC
2.65%	01/05/22	200,000	199,335	(d)
2.95%	05/25/21	200,000	202,867
3.60%	05/25/23	200,000	206,624

HSBC USA Inc.
2.35%	03/05/20	101,000	101,883
Huntington Bancshares Inc.
2.30%	01/14/22	40,000	39,856
Hyundai Capital America
2.13%	10/02/17	35,000	35,172	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	49,000	53,570
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	65,000	68,937
Ingles Markets Inc.
5.75%	06/15/23	92,000	95,450
Intel Corp.
2.45%	07/29/20	47,000	48,635
2.60%	05/19/26	84,000	85,630
International Paper Co.
4.40%	08/15/47	65,000	65,042
Interstate Power & Light Co.
3.40%	08/15/25	150,000	160,411
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	24,351	(h)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	59,000	57,967	(h)
Jefferies Group LLC
5.13%	01/20/23	83,000	88,453
6.50%	01/20/43	26,000	27,190
Johnson & Johnson
1.65%	03/01/21	49,000	49,723
2.45%	03/01/26	49,000	50,389
JPMorgan Chase & Co.
2.30%	08/15/21	100,000	100,224
2.55%	10/29/20	94,000	95,850
3.30%	04/01/26	51,000	52,675
4.25%	10/01/27	4,000	4,306
JPMorgan Chase & Co. 3 month USD LIBOR + 3.32%
5.00%	12/29/49	36,000	35,550	(b)
JPMorgan Chase & Co. 3 month USD LIBOR + 3.33%
6.10%	10/29/49	110,000	116,187	(b)
KB Home
7.00%	12/15/21	97,000	104,275
Kellogg Co.
4.50%	04/01/46	20,000	21,689
KFW
2.00%	10/04/22	246,000	252,650
4.50%	07/16/18	102,000	108,347
Kinder Morgan Energy Partners LP
3.50%	09/01/23	22,000	22,041
4.30%	05/01/24	50,000	51,733
Kinder Morgan Inc.
3.05%	12/01/19	19,000	19,414
5.55%	06/01/45	28,000	28,789
Kraft Heinz Foods Co.
2.80%	07/02/20	94,000	97,420
3.00%	06/01/26	45,000	45,388
4.38%	06/01/46	33,000	35,005

L Brands Inc.
5.63%	02/15/22	102,000	113,985
L-3 Communications Corp.
1.50%	05/28/17	65,000	65,062
Lee Enterprises Inc.
9.50%	03/15/22	78,000	80,535	(h)
Lennar Corp.
4.50%	11/15/19	81,000	85,354
4.75%	05/30/25	39,000	39,780
Levi Strauss & Co.
5.00%	05/01/25	59,000	61,507
Lockheed Martin Corp.
2.50%	11/23/20	66,000	68,135
3.55%	01/15/26	50,000	54,062
3.80%	03/01/45	20,000	20,439
4.70%	05/15/46	21,000	25,016
Lowe’s Companies Inc.
3.70%	04/15/46	46,000	47,316
LYB International Finance BV
4.88%	03/15/44	15,000	16,265
Marathon Oil Corp.
3.85%	06/01/25	25,000	23,754
5.90%	03/15/18	25,000	26,128
6.00%	10/01/17	103,000	106,504
Marathon Petroleum Corp.
3.63%	09/15/24	45,000	45,361
Marsh & McLennan Companies Inc.
3.50%	03/10/25	49,000	51,786
McDonald’s Corp.
3.70%	01/30/26	59,000	63,513
4.88%	12/09/45	20,000	23,270
Medtronic Inc.
2.50%	03/15/20	28,000	28,958
3.50%	03/15/25	100,000	107,748
4.63%	03/15/45	43,000	50,643
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30,000	33,131
Merck & Company Inc.
2.75%	02/10/25	95,000	98,500
MetLife Inc.
4.72%	12/15/44	28,000	30,409
MGM Resorts International
4.63%	09/01/26	37,000	36,075
5.25%	03/31/20	59,000	62,835
6.63%	12/15/21	98,000	110,250
Microsoft Corp.
1.55%	08/08/21	100,000	99,572
2.40%	08/08/26	120,000	120,077
3.45%	08/08/36	30,000	30,603
3.70%	08/08/46	30,000	30,388
4.00%	02/12/55	45,000	46,187
Mitsubishi UFJ Financial Group Inc.
3.85%	03/01/26	200,000	217,061
Mizuho Financial Group Inc.
2.63%	04/12/21	200,000	202,492	(h)

Molson Coors Brewing Co.
2.10%	07/15/21	71,000	71,659
3.00%	07/15/26	38,000	38,288
4.20%	07/15/46	21,000	21,938
Monsanto Co.
4.70%	07/15/64	12,000	11,493
Morgan Stanley
2.45%	02/01/19	45,000	45,815
2.50%	04/21/21	75,000	75,732
2.65%	01/27/20	45,000	45,986
3.70%	10/23/24	98,000	103,390
3.95%	04/23/27	94,000	97,831
4.00%	07/23/25	46,000	49,495
4.10%	05/22/23	106,000	112,120
5.00%	11/24/25	36,000	40,188
Mylan N.V.
3.15%	06/15/21	24,000	24,452	(h)
3.95%	06/15/26	25,000	25,202	(h)
National Retail Properties Inc.
4.00%	11/15/25	47,000	50,146
NCL Corporation Ltd.
4.63%	11/15/20	49,000	49,000	(h)
Newell Brands Inc.
3.85%	04/01/23	49,000	52,175
4.20%	04/01/26	39,000	42,501
5.50%	04/01/46	30,000	36,482
Newmont Mining Corp.
4.88%	03/15/42	37,000	39,075
Nexen Energy ULC
6.40%	05/15/37	41,000	54,641
Noble Energy Inc.
3.90%	11/15/24	56,000	57,145
Northern States Power Co.
2.20%	08/15/20	94,000	96,078
Northrop Grumman Corp.
3.85%	04/15/45	11,000	11,444
Novartis Capital Corp.
3.00%	11/20/25	8,000	8,468
4.00%	11/20/45	62,000	68,630
NRG Energy Inc.
6.25%	07/15/22	59,000	59,885
Occidental Petroleum Corp.
3.50%	06/15/25	94,000	100,139
Omnicom Group Inc.
3.63%	05/01/22	31,000	33,220
Oracle Corp.
1.90%	09/15/21	50,000	50,131
2.40%	09/15/23	34,000	34,284
2.65%	07/15/26	70,000	69,940
2.95%	05/15/25	50,000	51,676
4.00%	07/15/46	30,000	31,083
Owens & Minor Inc.
3.88%	09/15/21	95,000	98,159

Pacific Gas & Electric Co.
3.40%	08/15/24	140,000	150,240
PacifiCorp
6.25%	10/15/37	57,000	79,177
Penn National Gaming Inc.
5.88%	11/01/21	58,000	59,885
PepsiCo Inc.
3.10%	07/17/22	24,000	25,680
4.25%	10/22/44	28,000	32,039
4.60%	07/17/45	13,000	15,646
Perrigo Company PLC
2.30%	11/08/18	200,000	200,678
Petroleos Mexicanos
3.50%	01/30/23	41,000	38,645
4.50%	01/23/26	51,000	49,598
5.63%	01/23/46	19,000	16,616
6.38%	02/04/21	35,000	38,154	(h)
6.75%	09/21/47	40,000	39,840	(h)
PetSmart Inc.
7.13%	03/15/23	74,000	77,700	(h)
Pfizer Inc.
2.75%	06/03/26	51,000	52,747
4.40%	05/15/44	29,000	33,589
Philip Morris International Inc.
4.13%	03/04/43	39,000	42,052
PPL Capital Funding Inc.
3.10%	05/15/26	100,000	101,714
Praxair Inc.
3.20%	01/30/26	30,000	32,131
Precision Castparts Corp.
4.38%	06/15/45	28,000	33,097
Prologis LP
3.75%	11/01/25	47,000	50,595
Prudential Financial Inc. 3 month USD LIBOR + 3.03%
5.38%	05/15/45	47,000	48,998	(b)
Prudential Financial Inc. 3 month USD LIBOR + 3.92%
5.63%	06/15/43	46,000	49,625	(b)
Public Service Electric & Gas Co.
2.38%	05/15/23	117,000	119,509
PulteGroup Inc.
4.25%	03/01/21	20,000	21,000
5.50%	03/01/26	60,000	63,000
QUALCOMM Inc.
4.80%	05/20/45	32,000	35,021
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	66,000	66,475
Reynolds American Inc.
4.45%	06/12/25	79,000	88,191
5.85%	08/15/45	13,000	16,874
Rio Tinto Finance USA PLC
4.13%	08/21/42	23,000	23,703
Rogers Communications Inc.
5.00%	03/15/44	17,000	19,787

Royal Bank of Canada
1.20%	09/19/17	223,000	222,904
4.65%	01/27/26	4,000	4,362
Ryder System Inc.
2.45%	09/03/19	116,000	118,344
Santander UK Group Holdings PLC
3.13%	01/08/21	60,000	60,968
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	200,000	228,500	(h,i)
Schlumberger Holdings Corp.
3.00%	12/21/20	52,000	54,226	(h)
4.00%	12/21/25	59,000	64,228	(h)
Shell International Finance BV
2.88%	05/10/26	51,000	51,963
3.40%	08/12/23	121,000	129,196
Shire Acquisitions Investments Ireland DAC
1.90%	09/23/19	50,000	50,046
2.40%	09/23/21	100,000	100,277
2.88%	09/23/23	100,000	100,460
3.20%	09/23/26	70,000	70,193
Sinclair Television Group Inc.
5.38%	04/01/21	103,000	106,862
Southern California Edison Co.
2.40%	02/01/22	35,000	36,063
Sprint Corp.
7.63%	02/15/25	114,000	112,860
Standard Industries Inc.
5.38%	11/15/24	118,000	121,540	(h)
Statoil ASA
3.95%	05/15/43	23,000	23,775
Sumitomo Mitsui Financial Group Inc.
2.63%	07/14/26	80,000	79,021
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	39,000	39,293	(h)
SUPERVALU Inc.
6.75%	06/01/21	97,000	90,695
T-Mobile USA Inc.
6.63%	04/01/23	98,000	105,227
Tampa Electric Co.
4.35%	05/15/44	47,000	51,771
Target Corp.
2.50%	04/15/26	50,000	51,056
TD Ameritrade Holding Corp.
2.95%	04/01/22	48,000	50,021
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	45,000	50,736	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	36,000	36,540
6.00%	10/01/20	96,000	101,520
Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	30,000	30,159
4.10%	10/01/46	22,000	21,954
The Allstate Corp. 3 month USD LIBOR + 2.94%
5.75%	08/15/53	52,000	55,835	(b)

The Bank of New York Mellon Corp. 3 month USD LIBOR + 3.13%
4.63%	12/29/49	100,000	98,500	(b)
The Coca-Cola Co.
2.88%	10/27/25	50,000	52,709
The Dow Chemical Co.
4.25%	10/01/34	43,000	44,368
The Goldman Sachs Group Inc.
2.35%	11/15/21	100,000	99,803
2.38%	01/22/18	92,000	92,937
2.63%	01/31/19 - 04/25/21	116,000	118,165
2.90%	07/19/18	62,000	63,423
3.75%	05/22/25	78,000	81,951
4.25%	10/21/25	32,000	33,696
4.80%	07/08/44	52,000	58,628
5.15%	05/22/45	47,000	51,377
The Home Depot Inc.
3.35%	09/15/25	66,000	71,575
3.50%	09/15/56	36,000	35,027
The Kroger Co.
2.95%	11/01/21	65,000	67,772
The Progressive Corp.
3.70%	01/26/45	36,000	37,679
The Southern Co.
3.25%	07/01/26	100,000	103,640
4.40%	07/01/46	30,000	32,454
The Toronto-Dominion Bank
2.50%	12/14/20	35,000	35,993
The Toronto-Dominion Bank 5 year USD LIBOR + 2.21%
3.63%	09/15/31	30,000	30,110	(b)
The Travelers Companies Inc.
3.75%	05/15/46	20,000	21,191
The Walt Disney Co.
2.30%	02/12/21	85,000	87,601
4.13%	06/01/44	20,000	22,625
Time Inc.
5.75%	04/15/22	99,000	97,267	(h)
Time Warner Cable LLC
4.50%	09/15/42	9,000	8,608
6.55%	05/01/37	28,000	33,259
Time Warner Inc.
3.88%	01/15/26	35,000	37,932
5.35%	12/15/43	85,000	101,376
TransCanada PipeLines Ltd.
4.88%	01/15/26	74,000	85,659
Tyco Electronics Group S.A.
2.35%	08/01/19	95,000	96,316
Tyson Foods Inc.
2.65%	08/15/19	20,000	20,506
U.S. Bancorp
3.10%	04/27/26	60,000	62,019
U.S. Bancorp 3 month USD LIBOR + 3.49%
5.13%	12/29/49	94,000	99,005	(b)

UnitedHealth Group Inc.
2.70%	07/15/20	60,000	62,360
4.75%	07/15/45	74,000	88,970
Universal Health Services Inc.
5.00%	06/01/26	37,000	38,526	(h)
Vale Overseas Ltd.
4.38%	01/11/22	26,000	25,708
5.88%	06/10/21	50,000	52,350
6.25%	08/10/26	25,000	26,118
Ventas Realty LP
3.25%	10/15/26	50,000	50,500
Verizon Communications Inc.
1.75%	08/15/21	101,000	99,903
2.63%	08/15/26	75,000	73,589
4.40%	11/01/34	47,000	49,827
4.67%	03/15/55	32,000	33,662
4.86%	08/21/46	47,000	52,777
5.05%	03/15/34	80,000	90,082
5.15%	09/15/23	68,000	79,143
Viacom Inc.
2.25%	02/04/22	50,000	49,760
3.45%	10/04/26	50,000	49,971
Visa Inc.
2.80%	12/14/22	60,000	62,906
3.15%	12/14/25	60,000	63,418
4.30%	12/14/45	28,000	32,445
W.R. Grace & Co.
5.13%	10/01/21	35,000	37,188	(h)
5.63%	10/01/24	98,000	106,820	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	63,000	74,199
Walgreens Boots Alliance Inc.
2.60%	06/01/21	50,000	51,172
4.65%	06/01/46	15,000	16,384
Wells Fargo & Co.
3.00%	04/22/26	102,000	103,025
3.90%	05/01/45	47,000	48,484
4.10%	06/03/26	60,000	63,696
4.30%	07/22/27	38,000	40,982
4.40%	06/14/46	30,000	30,620
Wells Fargo & Co. 3 month USD LIBOR + 3.11%
5.90%	12/29/49	62,000	64,247	(b)
Wells Fargo & Co. 3 month USD LIBOR + 3.99%
5.88%	12/29/49	66,000	71,610	(b)
Western Digital Corp.
7.38%	04/01/23	10,000	10,975	(h)
Westlake Chemical Corp.
3.60%	08/15/26	70,000	70,037	(h)
Williams Partners LP
3.90%	01/15/25	80,000	79,877
5.40%	03/04/44	9,000	8,987
Windstream Services LLC
6.38%	08/01/23	73,000	66,247

WPP Finance 2010
3.75%	09/19/24	95,000	101,197
XLIT Ltd.
5.25%	12/15/43	40,000	43,925
XPO Logistics Inc.
6.50%	06/15/22	56,000	58,590	(h)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	47,000	48,467
			28,568,084
Non-Agency Collateralized Mortgage Obligations—2.0%
American Tower Trust I (REIT)
1.55%	03/15/43	117,000	116,741	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	160,000	159,217	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.94%	02/10/51	16,448	16,780	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.44%	02/10/51	172,109	178,619	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.53%	11/10/42	12,539	12,526	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	80,000	82,699	(b)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	192,000	162,874	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	39,319	27,734
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	90,682	93,399	(d)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	61,702	(b)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	100,000	85,133	(b,h)
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	46,009	44,256	(b)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/48	100,000	74,543	(b)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	104,000	80,428	(h)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	46,053	48,730	(b)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	47,194	35,360	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	2,188	2,187
GS Mortgage Securities Trust 2015-GC28
1.30%	02/10/48	987,093	62,399	(b,g)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	43,241	32,868
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	103,476	73,079
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	113,380	88,944
GS Mortgage Securities Trust 2016-GS3
3.40%	10/10/49	93,000	95,769	(b)

JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	60,118	60,423
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	25,000	27,308	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	85,183	62,743	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	78,620	71,633	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.49%	12/15/39	23,896	94	(b,g,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	52,305	54,099	(b)
6.11%	07/15/40	120,000	122,387	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	2,746	65	(g)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
5.06%	04/15/47	200,000	175,256	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	100,000	68,001	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	100,000	76,940	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.56%	02/15/48	722,964	57,870	(b,g)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.12%	03/15/48	864,385	52,904	(b,g)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.38%	04/15/48	206,915	169,450	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	203,800	165,822	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	32,348	22,680	(h)
Morgan Stanley Capital I Trust 2006-IQ11
6.06%	10/15/42	40,000	40,252	(b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	23,453	23,441	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.25%	12/12/49	80,000	82,610	(b)
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	50,000	52,244	(b)
Morgan Stanley Capital I Trust 2015-MS1
4.16%	05/15/48	100,000	78,236	(b,h)
Morgan Stanley Capital I Trust 2016-UBS9
1.41%	03/15/49	579,614	47,482	(b,g)
3.00%	03/15/49	55,000	42,979	(h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.45%	02/15/48	959,062	77,444	(b,g)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.37%	06/15/48	64,245	51,235	(b)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	39,326	31,181	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.69%	09/15/58	39,338	31,883	(b)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	39,311	30,111	(b)

Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	34,338	24,875	(h)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	61,216
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	78,742	64,303	(h)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	124,695	96,139	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	156,648	112,308	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	23,000	16,594	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	136,955	(b)
4.59%	03/15/47	130,681	106,974	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	19,659	14,848
			4,046,972
Sovereign Bonds—0.4%
Government of Colombia
2.63%	03/15/23	200,000	197,200
Government of Mexico
3.60%	01/30/25	205,000	212,687
4.00%	10/02/23	46,000	49,197
4.75%	03/08/44	144,000	149,760
Government of Peru
4.13%	08/25/27	27,000	30,848
5.63%	11/18/50	15,000	19,875
Government of Turkey
3.25%	03/23/23	200,000	187,931
			847,498
Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50,000	66,023
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	72,896
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,371
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	109,322
South Carolina State Public Service Authority
6.45%	01/01/50	40,000	57,922
State of California
5.70%	11/01/21	55,000	64,963
State of Illinois
5.10%	06/01/33	30,000	28,920
			416,417
FNMA (TBA)—0.0% *
LehmanTBA
5.50%	TBA	37,027	1,170	(j,k)
Total Bonds and Notes (Cost $64,512,827)			65,984,753

	Number of Shares	Fair Value
Exchange Traded Funds—7.5%
SPDR Barclays High Yield Bond ETF	173,223	$6,360,749	(l)
Vanguard FTSE Emerging Markets ETF	242,351	9,119,668

Total Exchange Traded Funds (Cost $14,944,741)		15,480,417

Total Investments in Securities (Cost $175,783,234)		189,422,937

Short-Term Investments—10.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.31%
(Cost $22,031,071)	22,031,071	22,031,071	(c,e,l)

Total Investments (Cost $197,814,305)		211,454,008

Liabilities in Excess of Other Assets, net—(2.6)%		(5,270,320)

NET ASSETS—100.0%		$206,183,688

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$3,289	5.00%	12/20/20	$(192,674)	$(68,156)	$(124,518)
Markit CDX North America Investment Grade Index	CME Group Inc.	$1,704	1.00%	06/20/21	$(24,693)	$(20,713)	$(3,980)
							$(128,498)

The Fund had the following long futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	December 2016	6	$512,010	$8,781
S&P Mid 400 Emini Index Futures	December 2016	30	4,648,800	20,496
S&P 500 Emini Index Futures	December 2016	5	540,100	2,102
Ultra Long-Term U.S. Treasury Bond Futures	December 2016	11	2,022,625	(23,302)
2 Yr. U.S. Treasury Notes Futures	December 2016	13	2,840,094	2,150
5 Yr. U.S. Treasury Notes Futures	December 2016	10	1,215,156	1,201

				$11,428

The Fund had the following short futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	December 2016	40	$(4,320,800)	$(17,086)
U.S. Long Bond Futures	December 2016	1	(168,156)	717
10 Yr. U.S. Treasury Notes Futures	December 2016	61	(7,998,625)	6,946

				$(9,423)

				$2,005

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016.

(c)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Coupon amount represents effective yield.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to $6,386,943 or 3.10% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is in default.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2016.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

The Fund was invested in the following countries/territories at September 30, 2016 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	76.69%
Japan	4.85%
United Kingdom	3.11%
France	2.27%
Germany	2.07%
Switzerland	1.64%
Ireland	1.58%
Netherlands	1.55%
Sweden	0.98%
Canada	0.84%
India	0.50%
Belgium	0.38%
Hong Kong	0.38%
Mexico	0.35%
South Africa	0.32%
Norway	0.31%
Taiwan	0.31%
South Korea	0.29%
Luxembourg	0.26%
Australia	0.25%
Spain	0.25%
Italy	0.21%
China	0.20%
Colombia	0.10%
Turkey	0.09%
Supranational	0.06%
Bermuda	0.06%
Cayman Islands	0.06%
Peru	0.02%
Brazil	0.01%
Jersey	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2016 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	7.32%	0.00%	7.32%
Pharmaceuticals	2.93%	1.22%	4.15%
Diversified Banks	2.15%	1.78%	3.93%
Healthcare Equipment	0.83%	1.39%	2.22%
Biotechnology	1.73%	0.43%	2.16%
Integrated Oil & Gas	1.50%	0.56%	2.06%
Cable & Satellite	1.65%	0.33%	1.98%
Technology Hardware, Storage & Peripherals	1.55%	0.21%	1.76%
Semiconductors	0.91%	0.80%	1.71%
Internet Software & Services	1.52%	0.18%	1.70%
Oil & Gas Exploration & Production	0.96%	0.26%	1.22%
Aerospace & Defense	0.82%	0.38%	1.20%
Communications Equipment	0.74%	0.30%	1.04%
Semiconductor Equipment	0.58%	0.42%	1.00%
Packaged Foods & Meats	0.42%	0.57%	0.99%
Movies & Entertainment	0.76%	0.21%	0.97%
Financial Exchanges & Data	0.85%	0.00%	0.85%
Industrial Machinery	0.52%	0.31%	0.83%
Data Processing & Outsourced Services	0.73%	0.00%	0.73%
Soft Drinks	0.72%	0.00%	0.72%
Systems Software	0.71%	0.00%	0.71%
Electrical Components & Equipment	0.00%	0.71%	0.71%
Wireless Telecommunication Services	0.00%	0.69%	0.69%
Internet & Direct Marketing Retail	0.53%	0.15%	0.68%
Electronic Equipment & Instruments	0.00%	0.67%	0.67%
Property & Casualty Insurance	0.00%	0.66%	0.66%
Application Software	0.36%	0.29%	0.65%
Auto Parts & Equipment	0.00%	0.64%	0.64%
Specialized REITs	0.63%	0.00%	0.63%
Electric Utilities	0.31%	0.31%	0.62%
Automobile Manufacturers	0.10%	0.49%	0.59%
Multi-Line Insurance	0.35%	0.21%	0.56%
Asset Management & Custody Banks	0.46%	0.09%	0.55%
Diversified Real Estate Activities	0.00%	0.54%	0.54%
Life & Health Insurance	0.00%	0.53%	0.53%
Multi-Utilities	0.52%	0.00%	0.52%
Consumer Finance	0.52%	0.00%	0.52%
Building Products	0.00%	0.50%	0.50%
Oil & Gas Equipment & Services	0.34%	0.14%	0.48%
Specialty Chemicals	0.05%	0.43%	0.48%
Housewares & Specialties	0.45%	0.00%	0.45%
Home Improvement Retail	0.44%	0.00%	0.44%
Personal Products	0.00%	0.43%	0.43%
Research & Consulting Services	0.41%	0.00%	0.41%
Trading Companies & Distributors	0.40%	0.00%	0.40%
Airlines	0.39%	0.00%	0.39%
Brewers	0.00%	0.38%	0.38%
Investment Banking & Brokerage	0.38%	0.00%	0.38%
Leisure Products	0.00%	0.31%	0.31%
Healthcare Services	0.00%	0.28%	0.28%
Security & Alarm Services	0.00%	0.28%	0.28%
Apparel, Accessories & Luxury Goods	0.25%	0.00%	0.25%
Construction Materials	0.00%	0.24%	0.24%
Construction Machinery & Heavy Trucks	0.00%	0.24%	0.24%
Advertising	0.00%	0.23%	0.23%
Home Building	0.00%	0.22%	0.22%

Industrial Gases	0.08%	0.13%	0.21%
Electronic Components	0.00%	0.20%	0.20%
Healthcare Supplies	0.20%	0.00%	0.20%
Industrial Conglomerates	0.18%	0.00%	0.18%
Household Products	0.06%	0.12%	0.18%
Hypermarkets & Super Centers	0.17%	0.00%	0.17%
General Merchandise Stores	0.16%	0.00%	0.16%
Automotive Retail	0.14%	0.00%	0.14%
Gold	0.14%	0.00%	0.14%
Railroads	0.00%	0.14%	0.14%
Independent Power Producers & Energy Traders	0.13%	0.00%	0.13%
Diversified Metals & Mining	0.00%	0.12%	0.12%
Air Freight & Logistics	0.12%	0.00%	0.12%
Hotels, Resorts & Cruise Lines	0.12%	0.00%	0.12%
Agricultural Products	0.11%	0.00%	0.11%
Human Resource & Employment Services	0.00%	0.10%	0.10%
Paper Packaging	0.06%	0.00%	0.06%
Drug Retail	0.05%	0.00%	0.05%
Diversified Support Services	0.00%	0.05%	0.05%

			58.38%

Sector	Percentage (based on Fair Value)
Corporate Notes	13.50%
U.S. Treasuries	7.91%
Agency Mortgage Backed	6.82%
Non-Agency Collateralized Mortgage Obligations	1.91%
Agency Collateralized Mortgage Obligations	0.46%
Sovereign Bonds	0.40%
Municipal Bonds and Notes	0.20%
FNMA (TBA)	0.00%

31.20%

Short-Term Investments
Short-Term Investments	10.42%

10.42%

100.00%

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended September 30, 2016, the Fund invested in futures contracts on various stock indices, bonds and notes for the purpose of gaining market exposure, investing residual cash positions and manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended September 30, 2016, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$65,848,694	$—	$—	$65,848,694
Foreign Equity	42,109,073	—	—	42,109,073
U.S. Treasuries	—	16,726,829	—	16,726,829
Agency Mortgage Backed	—	14,415,790	—	14,415,790
Agency Collateralized Mortgage Obligations	—	961,993	—	961,993
Corporate Notes	—	28,568,084	—	28,568,084
Non-Agency Collateralized Mortgage Obligations	—	4,046,972	—	4,046,972
Sovereign Bonds	—	847,498	—	847,498
Municipal Bonds and Notes	—	416,417	—	416,417
FNMA (TBA)	—	—	1,170	1,170
Exchange Traded Funds	15,480,417	—	—	15,480,417
Short-Term Investments	22,031,071	—	—	22,031,071

Total Investments in Securities	$145,469,255	$65,983,583	$1,170	$211,454,008

Other Financial Instruments*
Credit Default Swap Contracts—Unrealized Depreciation	$—	$(128,498)	$—	$(128,498)
Long Futures Contracts—Unrealized Appreciation	34,730	—	—	34,730
Long Futures Contracts—Unrealized Depreciation	(23,302)	—	—	(23,302)
Short Futures Contracts—Unrealized Appreciation	7,663	—	—	7,663
Short Futures Contracts—Unrealized Depreciation	(17,086)	—	—	(17,086)

Total Other Financial Instruments	$2,005	$(128,498)	$—	$(126,493)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$199,256,696	$16,626,135	$(4,428,823)	$12,197,312

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the investment adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ ELLEN M. NEEDHAM
Ellen M. Needham
President

Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ ELLEN M. NEEDHAM
Ellen M. Needham
President (Principal Executive Officer)

Date: November 21, 2016

By:	/S/ BRUCE ROSENBERG
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 21, 2016